Document and Entity Information	Oct. 05, 2026
Cover [Abstract]
Entity Registrant Name	SYNOPSYS INC
Amendment Flag	false
Entity Central Index Key	0000883241
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-19807
Entity Tax Identification Number	56-1546236
Entity Address, Address Line One	675 Almanor Ave
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	(650)
Local Phone Number	584-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock(par value of $0.01 per share)
Trading Symbol	SNPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false